ECM-Q3

Quarterly Report
November 30, 2025
MFS®  Active Mid Cap ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.7%
KBR, Inc.	6,917	$285,119
Melrose Industries PLC	39,680	312,709
Standard Aero, Inc. (a)	9,600	250,752
		$848,580
Airlines – 0.8%
Southwest Airlines Co.	7,688	$267,619
Alcoholic Beverages – 0.8%
Brown-Forman Corp., “ B”	8,448	$244,823
Apparel Manufacturers – 0.6%
Columbia Sportswear Co.	3,712	$199,372
Automotive – 1.9%
Aptiv PLC (a)	4,352	$337,497
LKQ Corp.	9,472	281,224
		$618,721
Broadcasting – 1.4%
TKO Group Holdings, Inc.	1,152	$223,361
Warner Music Group Corp.	8,064	227,728
		$451,089
Brokerage & Asset Managers – 2.4%
LPL Financial Holdings, Inc.	640	$227,866
Raymond James Financial, Inc.	2,304	360,668
TPG, Inc.	2,816	166,369
		$754,903
Business Services – 8.5%
Cognizant Technology Solutions Corp., “A”	5,175	$402,149
Corpay, Inc. (a)	896	265,037
CoStar Group, Inc. (a)	4,722	324,874
Fidelity National Information Services, Inc.	6,528	429,346
Global Payments, Inc.	3,712	281,221
Morningstar, Inc.	1,422	305,531
MSCI, Inc.	640	360,781
TransUnion	4,200	357,210
		$2,726,149
Chemicals – 1.0%
Element Solutions, Inc.	12,672	$328,458
Computer Software – 3.7%
Kinaxis, Inc. (a)	2,688	$335,935
nCino, Inc. (a)	9,984	246,605
Pegasystems, Inc.	3,200	175,264
Tyler Technologies, Inc. (a)	552	259,230
Vertex, Inc., “A” (a)	8,960	176,243
		$1,193,277
Computer Software - Systems – 4.3%
CDW Corp.	2,432	$350,743
Descartes Systems Group, Inc. (a)	3,086	254,348
EPAM Systems, Inc. (a)	1,272	237,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Insight Enterprises, Inc. (a)	2,413	$208,894
Seagate Technology Holdings PLC	685	189,533
Wix.com Ltd. (a)	1,354	129,591
		$1,370,973
Construction – 9.8%
Allegion PLC	2,176	$361,281
Equity Lifestyle Properties, Inc., REIT	6,272	394,321
James Hardie Industries PLC (a)	14,464	286,098
Mid-America Apartment Communities, Inc., REIT	2,170	294,881
Otis Worldwide Corp.	3,712	329,811
Pool Corp.	915	222,894
Pulte Homes, Inc.	1,664	211,644
SiteOne Landscape Supply, Inc. (a)	2,931	393,575
Sun Communities, Inc., REIT	2,304	296,847
Vulcan Materials Co.	1,152	342,421
		$3,133,773
Consumer Products – 1.6%
e.l.f. Beauty, Inc. (a)	1,408	$107,247
Kenvue, Inc.	23,168	401,965
		$509,212
Containers – 2.1%
Avery Dennison Corp.	2,176	$375,077
Ball Corp.	6,272	310,652
		$685,729
Electrical Equipment – 4.3%
Hubbell, Inc.	640	$276,115
Littlefuse, Inc.	1,280	327,706
nVent Electric PLC	3,840	411,917
W.W. Grainger, Inc.	384	364,274
		$1,380,012
Electronics – 1.6%
Entegris, Inc.	2,944	$227,100
Microchip Technology, Inc.	5,504	294,904
		$522,004
Energy - Independent – 4.5%
Diamondback Energy, Inc.	2,816	$429,693
EQT Corp.	6,400	389,504
Permian Resources Corp.	23,424	339,414
Valero Energy Corp.	1,664	294,129
		$1,452,740
Engineering - Construction – 1.1%
Jacobs Solutions, Inc.	2,560	$345,114
Food & Beverages – 1.0%
Coca-Cola Europacific Partners PLC	3,328	$305,144
Gaming & Lodging – 2.3%
Hyatt Hotels Corp.	2,560	$420,839
Viking Holdings Ltd. (a)	4,608	307,722
		$728,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.1%
Assurant, Inc.	1,536	$350,454
Hartford Insurance Group, Inc.	2,304	315,717
Selective Insurance Group, Inc.	4,096	321,782
Voya Financial, Inc.	3,968	278,950
Willis Towers Watson PLC	1,152	369,792
		$1,636,695
Interactive Media Services – 0.7%
Phoenix Educations Partners, Inc. (a)	6,967	$234,858
Machinery & Tools – 3.6%
Nordson Corp.	1,536	$365,046
Pentair PLC	3,584	377,180
Wabtec Corp.	1,920	400,416
		$1,142,642
Medical & Health Technology & Services – 1.6%
Cencora, Inc.	950	$350,483
ICON PLC (a)	902	166,870
		$517,353
Medical Equipment – 7.7%
Agilent Technologies, Inc.	2,816	$432,256
Align Technology, Inc. (a)	1,408	207,244
Becton, Dickinson and Co.	1,920	372,518
Bio-Techne Corp.	6,144	396,349
DexCom, Inc. (a)	3,072	194,980
STERIS PLC	1,536	409,006
Waters Corp. (a)	1,152	464,740
		$2,477,093
Natural Gas - Distribution – 1.2%
Atmos Energy Corp.	2,176	$383,781
Natural Gas - Pipeline – 1.3%
Cheniere Energy, Inc.	2,048	$426,926
Other Banks & Diversified Financials – 2.9%
M&T Bank Corp.	1,920	$365,222
Prosperity Bancshares, Inc.	4,864	334,206
SLM Corp.	7,296	213,773
		$913,201
Pollution Control – 0.8%
GFL Environmental, Inc.	5,888	$267,945
Real Estate – 2.7%
CBRE Group, Inc., “A” (a)	1,999	$323,498
NNN REIT, Inc.	6,144	254,055
Regency Centers Corp., REIT	4,096	291,471
		$869,024
Real Estate - Storage – 1.7%
Extra Space Storage, Inc., REIT	2,016	$268,471
Rexford Industrial Realty, Inc., REIT	6,388	265,804
		$534,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.9%
Aramark	7,424	$275,950
U.S. Foods Holding Corp. (a)	4,096	322,232
		$598,182
Specialty Chemicals – 0.7%
Symrise AG, ADR	10,413	$215,445
Specialty Stores – 3.2%
BJ's Wholesale Club Holdings, Inc. (a)	2,304	$205,586
Burlington Stores, Inc. (a)	1,408	355,140
Ross Stores, Inc.	2,688	474,055
		$1,034,781
Trucking – 1.8%
C.H. Robinson Worldwide, Inc.	1,641	$260,706
Saia, Inc. (a)	1,150	323,794
		$584,500
Utilities - Electric Power – 4.8%
Alliant Energy Corp.	6,144	$426,824
Ameren Corp.	3,712	394,771
PG&E Corp.	18,432	297,124
PPL Corp.	10,880	401,472
		$1,520,191
Utilities - Water – 1.0%
American Water Works Co., Inc.	2,560	$332,979
Total Common Stocks		$31,756,124
Mutual Funds – 0.8%
Money Market Funds – 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.94% (j)	266,732	$266,732

Other Assets, Less Liabilities – 0.1%		30,028
Net Assets – 100.0%		$32,052,884

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$31,488,179	$—	$—	$31,756,124
Investment Companies	266,732	—	—	266,732
Total	$31,754,911	$—	$—	$32,022,856
For further information regarding security characteristics, see the Portfolio of Investments.